As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

		Value
Shares	COMMON STOCKS: 97.58%
	Advanced Industrial Equipment: 0.81%
7,000	Eaton Corp.	$557,690
76,200	O.I. Corp.	899,160
65,000	Technology Research Corp.	185,250
		1,642,100
	Advanced Medical Devices: 0.58%
17,000	Palomar Medical Technologies, Inc. (a) (c)	256,700
15,074	Utah Medical Products, Inc.	447,246
75,000	Vascular Solutions, Inc. (a)	459,750
		1,163,696
	Aerospace & Defense: 6.08%
24,100	AAR Corp. (a)	657,207
50,000	Allied Defense Group, Inc. (a) (c)	296,000
22,500	BE Aerospace, Inc. (a)	786,375
15,500	Boeing Co.	1,152,735
40,000	Ducommun, Inc. (a)	1,106,800
50,000	Kaman Corp. - Class A	1,414,500
99,600	LMI Aerospace, Inc. (a)	1,929,252
20,000	Lockheed Martin Corp.	1,986,000
143,750	Orbit International Corp. (a) (c)	1,170,125
15,000	Raytheon Co.	969,150
75,000	SIFCO Industries, Inc. (a)	772,500
		12,240,644
	Air Freight/Couriers: 0.10%
70,000	ABX Air, Inc. (a)	205,800
	Airlines: 0.81%
22,000	Air France - ADR	619,300
70,000	Airtran Holdings, Inc. (a) (c)	462,000
17,000	Alaska Air Group, Inc. (a)	333,540
95,000	Mesa Air Group, Inc. (a)	223,250
		1,638,090
	Aluminum: 1.08%
33,000	Alcoa, Inc.	1,189,980
15,000	BHP Billiton Ltd. - ADR	987,750
		2,177,730
	Automobile Manufacturers: 1.08%
15,000	Daimler AG	1,283,250
60,000	Ford Motor Co. (a) (c)	343,200
16,000	General Motors Corp. (c)	304,800
16,000	Tata Motors - ADR (c)	249,920
		2,181,170
	Automobile Parts & Equipment: 1.03%
35,000	ArvinMeritor, Inc. (c)	437,850
23,000	Cooper Tire & Rubber Co.	344,310
30,000	Goodyear Tire & Rubber Co. (a)	774,000
20,000	Lear Corp. (a)	518,200
		2,074,360
	Banks: 1.73%
31,019	Bank of America Corp.	1,175,930
20,000	BankAtlantic Bancorp, Inc. - Class A	78,200
7,500	Barclays PLC - ADR	271,500
65,000	Capstead Mortgage Corp.	741,000
20,000	Citizens Republic Bancorp, Inc.	248,600
13,200	JPMorgan Chase & Co.	566,940
21,000	Sovereign Bancorp, Inc.	195,720
7,357	Wachovia Corp.	198,639
		3,476,529
	Biotechnology: 0.14%
32,000	ViroPharma Incorporated (a) (c)	286,080
	Brokerages: 0.37%
20,000	Lehman Brothers Holdings, Inc.	752,800
	Building Materials: 1.12%
11,000	Ameron International Corp.	1,028,830
16,000	Building Materials Holding Corp. (c)	70,080
100,000	Huttig Building Products, Inc. (a)	232,000
30,000	Ready Mix, Inc. (a)	186,000
440,000	Smith-Midland Corp. (a) (d)	734,800
		2,251,710
	Business Services: 1.45%
110,000	Edgewater Technology, Inc. (a)	579,700
151,100	HealthStream, Inc. (a)	438,190
125,000	Onvia.com, Inc. (a) (c)	806,250
102,000	Optimal Group, Inc. - Class A (a) (b)	326,400
45,000	Valueclick, Inc. (a)	776,250
		2,926,790
	Casinos & Casino Equipment: 0.30%
15,000	International Game Technology	603,150
	Chemicals, Commodity: 1.21%
15,000	Dow Chemical Co.	552,750
15,000	E.I. Du Pont de Nemours and Co.	701,400
60,000	Olin Corp.	1,185,600
		2,439,750
	Chemicals, Specialty: 1.05%
10,000	Mosaic Co. (a)	1,026,000
20,000	OM Group, Inc. (a)	1,090,800
		2,116,800
	Clothing/Fabrics: 1.11%
40,000	Delta Apparel, Inc.	241,600
120,000	Hartmarx Corp. (a)	350,400
10,000	Oxford Industries, Inc.	225,300
80,000	Quiksilver, Inc. (a)	784,800
220,000	Unifi, Inc. (a)	635,800
		2,237,900
	Commercial Services & Supplies: 0.15%
5,200	Manpower, Inc.	292,552
	Communications Equipment: 0.32%
89,568	Soapstone Networks, Inc. (a)	641,307
	Communications Technology: 3.66%
150,000	AsiaInfo Holdings, Inc. (a)	1,629,000
65,000	Communications Systems, Inc.	700,050
30,000	Comverse Technology, Inc. (a)	462,000
66,600	Digi International, Inc. (a)	768,564
120,000	Network Equipment Technologies, Inc. (a) (c)	788,400
75,000	Novell, Inc. (a)	471,750
18,000	Polycom, Inc. (a)	405,720
105,000	Tellabs, Inc. (a)	572,250
355,000	TII Network Technologies, Inc. (a) (c)	635,450
80,000	TriQuint Semiconductor, Inc. (a)	404,800
25,000	United Online, Inc.	264,000
180,000	Wireless Telecom Group, Inc. (a)	279,000
		7,380,984
	Computers/Hardware: 2.43%
10,000	Apple Inc. (a)	1,435,000
50,995	AU Optronics Corp. - ADR (c)	876,604
40,000	GTSI Corp. (a)	288,800
20,000	Hewlett Packard Co.	913,200
8,000	International Business Machines Corp.	921,120
20,000	SanDisk Corp. (a)	451,400
		4,886,124
	Containers & Packaging: 0.49%
80,000	American Biltrite, Inc. (a)	572,000
103,043	Rock of Ages Corp. (a)	408,050
		980,050
	Cosmetics/Personal Care: 0.08%
10,000	Helen of Troy Ltd. (a) (b)	167,700
	Data Storage/Disk Drives: 1.49%
80,000	Dot Hill Systems Corp. (a)	240,000
35,000	Seagate Technology (b)	732,900
75,000	Western Digital Corp. (a)	2,028,000
		3,000,900
	Electrical Components & Equipment: 0.76%
50,000	AVX Corp.	640,500
55,000	Frequency Electronics, Inc.	427,900
50,000	Vishay Intertechnology, Inc. (a)	453,000
		1,521,400
	Electronic Equipment & Instruments: 0.18%
350,000	Clearfield, Inc. (a)	367,500
	Electronic Manufacturing Services: 0.40%
55,000	Flextronics International Ltd. (a) (b)	516,450
30,000	Nam Tai Electronics, Inc. (b)	288,000
		804,450
	Fiber Optic Components: 0.77%
370,000	Alliance Fiber Optic Products, Inc. (a) (c)	477,300
45,000	Corning, Inc.	1,081,800
		1,559,100
	Financial Services, Diversified: 0.50%
25,000	Advanta Corp. - Class B	175,750
40,000	H & R Block, Inc.	830,400
		1,006,150
	Fixed Line Communications: 0.36%
20,000	Verizon Communications, Inc.	729,000
	Food Manufacturers: 1.27%
42,500	Archer-Daniels-Midland Co.	1,749,300
6,920	Kraft Foods, Inc. - Class A	214,589
43,000	Sara Lee Corp.	601,140
		2,565,029
	Footwear: 0.31%
21,000	Steven Madden, Ltd. (a)	359,730
20,000	Timberland Co. - Class A (a)	274,600
		634,330
	Healthcare Providers: 2.59%
35,000	Aetna, Inc.	1,473,150
95,000	American Shared Hospital Services	228,000
25,000	Humana, Inc. (a)	1,121,500
60,000	Res-Care, Inc. (a)	1,029,000
61,000	United American Healthcare Corp. (a) (c)	172,020
34,667	UnitedHealth Group, Inc.	1,191,158
		5,214,828
	Heavy Construction: 0.13%
7,500	Perini Corp. (a)	271,725
	Home Construction: 2.72%
20,000	Cavco Industries, Inc. (a)	700,800
15,000	Centex Corp.	363,150
43,000	D.R. Horton, Inc.	677,250
45,000	Hovnanian Enterprises, Inc. (a) (c)	477,000
23,000	KB Home (c)	568,790
12,000	M.D.C. Holdings, Inc.	525,480
14,000	M/I Homes, Inc.	237,720
35,000	Orleans Homebuilders, Inc. (c)	199,500
40,000	Pulte Homes, Inc.	582,000
15,000	Ryland Group, Inc.	493,350
28,000	Toll Brothers, Inc. (a)	657,440
		5,482,480
	Home Furnishings - 0.42%
8,900	Chromcraft Revington, Inc. (a)	39,160
33,896	Dixie Group, Inc. (a)	284,048
6,000	Whirlpool Corp.	520,680
		843,888
	Homeland Security: 0.74%
6,000	American Science and Engineering, Inc.	327,420
26,650	Cogent Inc. (a) (c)	251,310
40,000	OSI Systems, Inc. (a)	920,800
		1,499,530
	House, Durables: 0.12%
76,100	Global-Tech Appliances, Inc. (a) (b)	232,105
	Industrial Services & Distributors: 1.07%
30,000	Avnet, Inc. (a)	981,900
75,000	Nu Horizons Electronics Corp. (a)	471,000
37,133	Spectrum Control, Inc. (a)	314,145
60,000	Trio-Tech International (a)	381,000
		2,148,045
	Industrial, Diversified: 0.61%
10,000	General Electric Company	370,100
35,000	McRae Industries, Inc. - Class A	581,000
44,900	P & F Industries, Inc. - Class A (a)	287,360
		1,238,460
	Insurance, Full Line: 0.38%
10,000	Hartford Financial Services Group, Inc.	757,700
	Insurance, Life: 0.76%
2,500	National Western Life Insurance Co. - Class A	541,975
45,000	UnumProvident Corp.	990,450
		1,532,425
	Insurance, Property & Casualty: 1.31%
20,000	Allstate Corp.	961,200
15,000	Endurance Specialty Holdings Ltd. (b)	549,000
20,000	Travelers Companies, Inc.	957,000
6,000	XL Capital Ltd. - Class A (b)	177,300
		2,644,500
	Investment Companies: 0.06%
102,480	BFC Financial Corp. - Class A (a)	124,001
	Media: 0.32%
148,735	New Motion, Inc. (a) (c)	654,434
	Medical Supplies: 1.79%
25,000	Baxter International, Inc.	1,445,500
30,000	Boston Scientific Corp. (a)	386,100
34,000	McKesson Corp.	1,780,580
		3,612,180
	Oil, Equipment & Services: 2.59%
20,000	Bristow Group, Inc. (a) (c)	1,073,400
45,000	Key Energy Services, Inc. (a)	603,900
30,000	Oceaneering International, Inc. (a)	1,890,000
30,000	Tidewater, Inc.	1,653,300
		5,220,600
	Oil, Exploration & Production/Drilling: 3.89%
20,000	Chesapeake Energy Corp.	923,000
100,000	Grey Wolf, Inc. (a)	678,000
36,000	Nabors Industries Ltd. (a) (b)	1,215,720
13,000	Noble Energy, Inc.	946,400
19,000	Patterson-UTI Energy, Inc.	497,420
49,500	Petrohawk Energy Corp. (a)	998,415
10,000	Rowan Companies, Inc.	411,800
16,000	Transocean Inc. (a) (b)	2,163,200
		7,833,955
	Oil, Integrated Majors: 4.52%
33,000	Anadarko Petroleum Corp.	2,079,990
11,000	Chevron Corp.	938,960
10,000	ConocoPhillips	762,100
10,000	Exxon Mobil Corp.	845,800
50,000	Marathon Oil Corp.	2,280,000
30,000	Occidental Petroleum Corp.	2,195,100
		9,101,950
	Oil, Refiners: 2.10%
26,150	Holly Corp.	1,135,172
37,500	Tesoro Petroleum Corp.	1,125,000
40,000	Valero Energy Corp.	1,964,400
		4,224,572
	Oil, Secondary: 1.07%
10,000	Apache Corp.	1,208,200
9,000	Devon Energy Corp.	938,970
		2,147,170
	Oil, Transportation/Shipping: 3.18%
20,000	Dryships, Inc. (b)	1,198,200
16,000	Frontline Ltd. (b) (c)	736,320
15,000	General Maritime Corp. (b)	354,150
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	560,000
15,000	Overseas Shipholding Group, Inc.	1,050,600
23,000	Teekay Shipping Corp. (b)	976,810
50,000	Tsakos Energy Navigation Ltd. (b)	1,538,000
		6,414,080
	Paper Products: 0.23%
17,000	International Paper Co.	462,400
	Pharmaceuticals: 3.48%
17,500	Abbott Laboratories	965,125
30,000	Bristol-Myers Squibb Co.	639,000
11,000	Eli Lilly & Co.	567,490
12,000	Forest Laboratories, Inc. (a)	480,120
6,000	GlaxoSmithKline plc - ADR	254,580
18,500	Johnson & Johnson	1,200,095
50,000	King Pharmaceuticals, Inc. (a)	435,000
20,000	Merck & Co., Inc.	759,000
30,000	Mylan Laboratories, Inc (c)	348,000
25,000	Pfizer, Inc.	523,250
20,000	Wyeth	835,200
		7,006,860
	Pollution Control/Waste Management: 0.28%
22,000	American Ecology Corp.	557,260
	Precious Metals: 0.93%
10,720	Freeport-McMoRan Copper & Gold, Inc.	1,031,478
55,000	Stillwater Mining Co. (a) (c)	850,850
		1,882,328
	Railroads: 3.28%
50,000	CSX Corp.	2,803,500
40,000	Norfolk Southern Corp.	2,172,800
13,000	Union Pacific Corp.	1,629,940
		6,606,240
	Real Estate Investment: 0.20%
60,000	HRPT Properties Trust	403,800
	Recreational Products: 1.09%
15,000	Brunswick Corp.	239,550
30,000	Callaway Golf Co.	440,400
15,000	Eastman Kodak Co. (c)	265,050
40,000	Walt Disney Co.	1,255,200
		2,200,200
	Restaurants: 0.20%
25,000	Landry's Restaurants, Inc. (c)	407,000
	Retailers, Apparel: 1.44%
15,000	Abercrombie & Fitch Co. - Class A	1,097,100
75,000	American Eagle Outfitters, Inc.	1,313,250
20,000	AnnTaylor Stores Corp. (a)	483,600
		2,893,950
	Retailers, Broadline: 0.86%
24,000	J.C. Penney Company, Inc.	905,040
10,000	Nordstrom, Inc.	326,000
10,000	Target Corp.	506,800
		1,737,840
	Retailers, Specialty: 1.08%
25,756	AutoNation, Inc. (a)	385,567
16,500	Bed Bath & Beyond, Inc. (a)	486,750
29,000	Home Depot, Inc.	811,130
20,000	Jo-Ann Stores, Inc. - Class B (a)	294,600
10,000	OfficeMax, Inc.	191,400
		2,169,447
	Savings & Loans: 0.53%
16,000	FirstFed Financial Corp. (a) (c)	434,400
29,524	PVF Capital Corp.	321,516
30,000	Washington Mutual, Inc.	309,000
		1,064,916
	Semiconductor, Capital Equipment: 2.95%
130,000	Aetrium, Inc. (a)	510,900
30,000	Brooks Automation, Inc. (a)	291,600
45,000	Cohu, Inc.	731,250
70,000	Electroglas, Inc. (a)	101,500
50,000	Kulicke and Soffa Industries, Inc. (a) (c)	239,000
32,500	Lam Research Corp. (a)	1,242,150
60,000	Mattson Technology, Inc. (a)	365,400
25,000	Novellus Systems, Inc. (a)	526,250
35,976	Ultratech, Inc. (a)	345,729
41,750	Varian Semiconductor Equipment Associates, Inc. (a)	1,175,263
25,000	Veeco Instruments, Inc. (a) (c)	415,750
		5,944,792
	Semiconductor, Graphic Chips: 0.74%
75,000	NVIDIA Corp. (a)	1,484,250
	Semiconductor, Microprocessors: 3.96%
75,000	Ceva, Inc. (a)	573,750
30,000	Cypress Semiconductor Corp. (a)	708,300
140,000	Dataram Corp.	421,400
85,000	Diodes, Inc. (a) (c)	1,866,600
45,000	Exar Corp. (a)	370,350
95,000	Integrated Silicon Solutions, Inc. (a)	574,750
35,000	Intel Corp.	741,300
15,000	International Rectifier Corp. (a)	322,500
40,000	National Semiconductor Corp.	732,800
100,000	Silicon Storage Technology, Inc. (a)	262,000
115,000	Syntax-Brillian Corp. (a) (c)	112,700
56,932	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	584,692
25,000	Texas Instruments, Inc.	706,750
		7,977,892
	Semiconductor, Programmable Logic Devices: 0.87%
37,500	Applied Micro Circuits Corp. (a)	269,250
50,000	Integrated Device Technology, Inc. (a)	446,500
70,000	Pericom Semiconductor Corp. (a)	1,027,600
		1,743,350
	Software: 4.92%
140,000	ActivIdentity Corp. (a)	354,200
170,500	American Software, Inc. - Class A	1,067,330
47,900	CAM Commerce Solutions, Inc.	1,773,737
99,500	Captaris, Inc. (a)	439,790
145,000	Compuware Corp. (a)	1,064,300
25,000	Electronics for Imaging, Inc (a)	373,000
53,000	iPass, Inc. (a) (c)	160,060
90,000	Keynote Systems, Inc. (a) (c)	1,061,100
30,000	Microsoft Corp.	851,400
90,000	NetManage, Inc. (a)	360,900
150,000	Peerless Systems Corp. (a)	283,500
70,000	RealNetworks, Inc. (a)	401,100
55,000	SonicWALL, Inc. (a)	449,350
50,000	Symantec Corp. (a)	831,000
45,000	Wayside Technology Group, Inc.	445,500
		9,916,267
	Steel: 0.79%
12,500	United States Steel Corp.	1,585,875
	Tobacco: 1.84%
90,000	Alliance One International, Inc. (a)	543,600
10,000	Altria Group, Inc.	222,000
10,000	Philip Morris International Inc. (a)	505,800
25,000	Reynolds American, Inc.	1,475,750
17,500	UST, Inc.	954,100
		3,701,250
	Toys: 1.97%
25,000	Hasbro, Inc.	697,500
20,000	JAKKS Pacific, Inc. (a)	551,400
60,000	Mattel, Inc.	1,194,000
70,000	THQ, Inc. (a)	1,526,000
		3,968,900
	Transportation Equipment: 0.83%
16,000	Navistar International Corp. (a)	962,400
27,000	Trinity Industries, Inc. (c)	719,550
		1,681,950
	Trucking: 0.40%
15,000	Arkansas Best Corp. (c)	477,900
25,000	YRC Worldwide, Inc. (a) (c)	328,000
		805,900
	Wireless Communications: 1.12%
84,000	Brightpoint, Inc. (a)	702,240
150,000	Kratos Defense & Security Solutions, Inc. (a)	273,000
40,000	Nokia Corp. - ADR	1,273,200
		2,248,440
	Total Common Stocks (Cost $144,489,470)	196,601,410

	SHORT-TERM INVESTMENTS: 2.47%
	Money Market Funds: 2.47%
4,967,273	AIM STIT-STIC Prime Portfolio (Cost $4,967,273)	4,967,273

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 7.91%
15,938,215	AIM STIT-STIC Prime Portfolio (Cost $15,938,215)	15,938,215

	Total Investments in Securities (Cost $165,394,958): 107.96%	217,506,898
	Liabilities in Excess of Other Assets: (7.96)%	(16,032,900)
	Net Assets: 100.00%	$201,473,998

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $14,559,822 at March 31, 2008.
(d) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:
Smith-Midland Corp.
440,000
Beginning Shares	$ 454,448
Beginning Cost	—
Purchase Cost	—
$ 454,448
Ending Cost	440,000
Ending Shares	$ —
Dividend Income	$ —
Net Realized Gain/(Loss)

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of Investments	$165,490,701
Gross unrealized appreciation	$74,033,905
Gross unrealized depreciation	(22,017,708)
Net unrealized appreciation	$52,016,197

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$217,506,898	$216,887,598	$619,300	$—
Total	$217,506,898	$216,887,598	$619,300	$—

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 97.21%
	Advanced Industrial Equipment: 0.95%
1,800	Eaton Corp.	$143,406
7,334	Insteel Industries, Inc.	85,294
		228,700
	Advanced Medical Devices: 0.44%
2,200	Medtronic, Inc.	106,414
	Aerospace & Defense: 2.18%
2,300	Boeing Co.	171,051
5,500	Kaman Corp. - Class A	155,595
2,000	Lockheed Martin Corp.	198,600
		525,246
	Air Freight/Couriers: 0.42%
1,400	United Parcel Service, Inc. - Class B	102,228
	Airlines: 0.57%
6,500	SkyWest, Inc.	137,280
	Aluminum: 1.47%
4,500	Alcoa, Inc.	162,270
2,900	BHP Billiton Ltd. - ADR	190,965
		353,235
	Automobile Manufacturers: 1.35%
4,500	General Motors Corp.	85,725
6,300	Tata Motors Ltd. - ADR	98,406
1,400	Toyota Motor Corp. - ADR	141,246
		325,377
	Automobile Parts & Equipment: 1.20%
9,000	ArvinMeritor, Inc.	112,590
5,500	Cooper Tire & Rubber Co.	82,335
4,500	Superior Industries International, Inc	93,375
		288,300
	Banks: 3.42%
5,504	Bank of America Corp.	208,657
13,000	Capstead Mortgage Corp.	148,200
3,200	Citigroup, Inc.	68,544
6,400	Citizens Republic Bancorp, Inc.	79,552
3,000	Fifth Third Bancorp	62,760
3,700	JPMorgan Chase & Co.	158,915
4,000	National City Corp.	39,800
2,100	Wachovia Corp.	56,700
		823,128
	Brokerages: 2.03%
1,150	Goldman Sachs Group, Inc.	190,199
2,800	Lehman Brothers Holdings, Inc.	105,392
2,500	Merrill Lynch & Co., Inc.	101,850
2,000	Morgan Stanley	91,400
		488,841
	Building Materials: 1.22%
2,000	Ameron International Corp.	187,060
3,000	Eagle Materials, Inc.	106,650
		293,710
	Business Services: 0.73%
1,988	Fidelity National Information Services, Inc.	75,822
13,000	IKON Office Solutions, Inc.	98,800
		174,622
	Casinos & Casino Equipment: 0.83%
5,000	International Game Technology	201,050
	Chemicals, Commodity: 1.43%
2,700	Dow Chemical Co.	99,495
2,700	E.I. Du Pont de Nemours and Co.	126,252
6,000	Olin Corp.	118,560
		344,307
	Clothing/Fabrics: 0.28%
4,000	Kenneth Cole Productions, Inc.	67,760
	Communications Technology: 2.08%
7,000	ADTRAN, Inc.	129,500
6,900	Applied Signal Technology, Inc.	81,420
8,000	Motorola, Inc.	74,400
3,300	QUALCOMM, Inc.	135,300
7,500	United Online, Inc.	79,200
		499,820
	Computers/Hardware: 2.28%
11,221	AU Optronics Corp. - ADR	192,889
4,500	Hewlett Packard Co.	205,470
1,300	International Business Machines Corp.	149,682
		548,041
	Consumer Services: 0.35%
6,000	Time Warner, Inc.	84,120
	Data Storage/Disk Drives: 0.54%
6,200	Seagate Technology (b)	129,828
	Distillers & Brewers: 0.47%
2,400	Anheuser-Busch Companies, Inc.	113,880
	Electric & Gas: 0.37%
5,000	Duke Energy Corp.	89,250
	Electrical Components & Equipment: 0.52%
9,700	AVX Corp.	124,257
	Electronic Manufacturing Services: 0.40%
4,400	Jabil Circuit, Inc.	41,624
5,700	Nam Tai Electronics, Inc. (b)	54,720
		96,344
	Financial Services, Diversified: 1.06%
13,000	Advanta Corp. - Class B	91,390
2,300	Fannie Mae	60,536
5,000	H & R Block, Inc.	103,800
		255,726
	Fixed Line Communications: 1.45%
6,000	AT&T, Inc.	229,800
3,300	Verizon Communications, Inc.	120,285
		350,085
	Food Manufacturers: 1.27%
4,500	Archer-Daniels-Midland Co.	185,220
1,159	Kraft Foods, Inc. - Class A	35,941
6,000	Sara Lee Corp.	83,880
		305,041
	Footwear: 0.68%
2,400	Nike, Inc. - Class B	163,200
	Heavy Machinery: 2.82%
2,600	Caterpillar, Inc.	203,554
2,000	Deere & Co.	160,880
2,675	Ingersoll-Rand Company Ltd. - Class A (b)	119,251
3,000	Joy Global, Inc.	195,480
		679,165
	Home Construction: 1.66%
4,400	D.R. Horton, Inc.	69,300
1,900	KB Home	46,987
2,700	Lennar Corp. - Class A	50,787
1,950	M.D.C. Holdings, Inc.	85,390
7,000	Orleans Homebuilders, Inc.	39,900
3,000	Pulte Homes, Inc.	43,650
1,900	Ryland Group, Inc.	62,491
		398,505
	Home Furnishings: 0.70%
3,200	National Presto Industries, Inc.	167,680
	Homeland Security: 0.44%
1,925	American Science and Engineering, Inc.	105,047
	House, Durable: 0.96%
1,585	Fortune Brands, Inc.	110,158
5,300	Newell Rubbermaid, Inc.	121,211
		231,369
	House, Non-Durable: 1.17%
2,200	Colgate-Palmolive Co.	171,402
1,585	Procter & Gamble Co.	111,061
		282,463
	Industrial, Diversified: 0.95%
1,500	3M Co.	118,725
3,000	General Electric Company	111,030
		229,755
	Insurance, Full Line: 1.18%
3,000	Chubb Corp.	148,440
1,800	Hartford Financial Services Group, Inc.	136,386
		284,826
	Insurance, Life: 0.59%
6,500	UnumProvident Corp.	143,065
	Insurance, Property & Casualty: 3.25%
2,400	Allstate Corp.	115,344
5,850	American Financial Group, Inc.	149,526
3,300	Endurance Specialty Holdings Ltd. (b)	120,780
4,523	Fidelity National Title Group, Inc. - Class A	82,907
3,300	Travelers Companies, Inc.	157,905
5,625	W.R. Berkley Corp.	155,756
		782,218
	Medical Supplies: 1.49%
3,500	Baxter International, Inc.	202,370
3,000	McKesson Corp.	157,110
		359,480
	Oil, Equipment & Services: 1.17%
2,950	Halliburton Co.	116,024
3,000	Tidewater, Inc.	165,330
		281,354
	Oil, Exploration & Production/Drilling: 2.10%
3,500	Chesapeake Energy Corp.	161,525
3,000	Noble Energy, Inc.	218,400
3,050	Rowan Companies, Inc.	125,599
		505,524
	Oil, Integrated Majors: 4.16%
3,400	Anadarko Petroleum Corp.	214,302
2,200	Chevron Corp.	187,792
2,800	ConocoPhillips	213,388
2,400	Exxon Mobil Corp.	202,992
4,000	Marathon Oil Corp.	182,400
		1,000,874
	Oil, Refiners: 0.82%
4,000	Valero Energy Corp.	196,440
	Oil, Secondary: 2.92%
2,000	Apache Corp.	241,640
2,000	Ashland, Inc.	94,600
2,500	Devon Energy Corp.	260,825
1,200	Hess Corp.	105,816
		702,881
	Oil, Transportation/Shipping: 4.49%
2,600	Dryships, Inc. (b)	155,766
2,500	Frontline Ltd. (b)	115,050
3,300	General Maritime Corp. (b)	77,913
3,200	Nordic American Tanker Shipping Ltd. (b)	89,600
2,000	Overseas Shipholding Group, Inc.	140,080
5,642	Ship Finance International Ltd. (b)	148,272
3,250	Teekay Shipping Corp. (b)	138,027
7,000	Tsakos Energy Navigation Ltd. (b)	215,320
		1,080,028
	Paper Products: 0.40%
3,500	International Paper Co.	95,200
	Pharmaceuticals: 4.61%
2,800	Abbott Laboratories	154,420
5,050	Bristol-Myers Squibb Co.	107,565
2,500	Eli Lilly & Co.	128,975
2,300	GlaxoSmithKline plc - ADR	97,589
1,900	Johnson & Johnson	123,253
3,900	Merck & Co., Inc.	148,005
2,500	Novartis AG - ADR	128,075
5,000	Pfizer, Inc.	104,650
2,800	Wyeth	116,928
		1,109,460
	Pollution Control/Waste Management: 1.23%
8,000	American Ecology Corp.	202,640
2,800	Waste Management, Inc.	93,968
		296,608
	Precious Metals: 1.31%
1,800	Freeport-McMoRan Copper & Gold, Inc.	173,196
3,700	Goldcorp, Inc. (b)	143,375
		316,571
	Railroads: 3.62%
2,500	Burlington Northern Santa Fe Corp.	230,550
4,000	CSX Corp.	224,280
3,500	Norfolk Southern Corp.	190,120
1,800	Union Pacific Corp.	225,684
		870,634
	Recreational Products: 2.04%
3,300	Brunswick Corp.	52,701
9,000	Callaway Golf Co.	132,120
4,000	Eastman Kodak Co.	70,680
2,100	Harley-Davidson, Inc.	78,750
5,000	Walt Disney Co.	156,900
		491,151
	Restaurants: 0.86%
3,700	McDonald's Corp.	206,349
	Retailers, Apparel: 1.71%
2,000	Abercrombie & Fitch Co. - Class A	146,280
9,000	American Eagle Outfitters, Inc.	157,590
5,500	Gap Inc.	108,240
		412,110
	Retailers, Broadline: 2.11%
4,100	Family Dollar Stores, Inc.	79,950
2,600	J.C. Penney Company, Inc.	98,046
4,000	Nordstrom, Inc.	130,400
1,700	Target Corp.	86,156
2,170	Wal-Mart Stores, Inc.	114,316
		508,868
	Retailers, Specialty: 1.55%
3,750	Best Buy Co., Inc.	155,475
3,500	Home Depot, Inc.	97,895
1,950	OfficeMax, Inc.	37,323
3,400	Williams-Sonoma, Inc.	82,416
		373,109
	Savings & Loans: 0.13%
3,000	Washington Mutual, Inc.	30,900
	Semiconductor, Capital Equipment: 2.11%
8,500	Applied Materials, Inc.	165,835
5,000	Cognex Corp.	109,150
7,500	Cohu, Inc.	121,875
3,000	KLA-Tencor Corp.	111,300
		508,160
	Semiconductor, Microprocessors: 2.76%
3,200	Analog Devices, Inc.	94,464
21,000	Dataram Corp.	63,210
5,600	Intel Corp.	118,608
7,100	National Semiconductor Corp.	130,072
10,868	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	111,614
5,200	Texas Instruments, Inc.	147,004
		664,972
	Semiconductor, Programmable Logic Devices: 0.46%
4,700	Xilinx, Inc.	111,625
	Soft Drinks: 0.76%
3,000	Coca-Cola Co.	182,610
	Software: 1.56%
23,000	American Software, Inc. - Class A	143,980
5,000	Microsoft Corp.	141,900
9,000	Wayside Technology Group, Inc.	89,100
		374,980
	Steel: 2.80%
4,000	Nucor Corp.	270,960
5,000	Timken Co.	148,600
2,000	United States Steel Corp.	253,740
		673,300
	Tobacco: 1.19%
1,675	Altria Group, Inc.	37,185
1,675	Philip Morris International Inc. (a)	84,721
3,000	UST, Inc.	163,560
		285,466
	Toys: 0.66%
8,000	Mattel, Inc.	159,200
	Transportation Equipment: 2.43%
4,600	Cummins, Inc.	215,372
2,800	Ryder System, Inc.	170,548
7,500	Trinity Industries, Inc.	199,875
		585,795
	Trucking: 1.19%
3,500	Arkansas Best Corp.	111,510
5,600	J.B. Hunt Transport Services, Inc.	176,008
		287,518
	Wireless Communications: 0.86%
6,500	Nokia Corp. - ADR	206,895
	Total Common Stocks (Cost $19,849,604)	23,401,945

	SHORT-TERM INVESTMENTS: 2.78%
	Money Market Funds: 2.78%
669,224	AIM STIT-STIC Prime Portfolio (Cost $669,224)	669,224

	Total Investments in Securities (Cost $20,518,828): 99.99%	24,071,169
	Other Assets in Excess of Liabilities: 0.01%	3,060
	Net Assets: 100.00%	$24,074,229

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$20,518,828
Gross unrealized appreciation	$5,874,182
Gross unrealized depreciation	(2,321,841)
Net unrealized appreciation	$3,552,341

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$24,071,169	$24,071,169	$—	$—
Total	$24,071,169	$24,071,169	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/12/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   5/12/2008

* Print the name and title of each signing officer under his or her signature.